ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6. ACCOUNTS PAYABLE AND ACCRUED LIABILITES
	December 31, 2019	December 31, 2018
Trade payables	$170,940	$165,220
Accrued liabilities	33,821	23,919
	$204,761	$189,139